As filed with the Securities and Exchange Commission on November 19, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  September 30, 2007

Item 1. Schedules of Investments.

Phocas Real Estate Fund
Schedule of Investments
September 30, 2007 (Unaudited)

Shares	COMMON STOCKS - 99.2%	Value
	Apartments - 13.4%
3,022	Archstone-Smith Trust	$181,743
2,388	AvalonBay Communities, Inc.	281,927
1,359	Camden Property Trust	87,316
		550,986
	Diversified - 10.6%
4,715	Digital Realty Trust, Inc.	185,724
6,093	Mission West Properties, Inc.	74,030
1,587	Vornado Realty Trust	173,538
		433,292
	Health Care - 8.3%
5,595	Nationwide Health Properties, Inc.	168,577
4,098	Ventas, Inc.	169,657
		338,234
	Hotels - 7.4%
8,776	Host Hotels & Resorts, Inc.	196,933
4,159	Sunstone Hotel Investors, Inc.	106,637
		303,570
	Manufactured Homes - 3.4%
2,670	Equity Lifestyle Properties, Inc.	138,306
	Office Property - 15.8%
1,993	Alexandria Real Estate Equities, Inc.	191,846
2,432	Boston Properties, Inc.	252,685
1,728	SL Green Realty Corp.	201,778
		646,309
	Pubic Storage - 1.7%
909	Public Storage, Inc.	71,493
	Regional Malls - 12.1%
1,896	General Growth Properties, Inc.	101,663
708	Macerich Co.	62,007
3,303	Simon Property Group, Inc.	330,300
		493,970
	Shopping Centers - 17.8%
7,106	Acadia Realty Trust	192,786
2,543	Federal Realty Investment Trust	225,310
2,776	Kimco Realty Corp.	125,503
2,433	Regency Centers Corp.	186,733
		730,332
	Storage - 0.8%
2,463	U-Store-It Trust	32,512
	Warehouse/Industrial - 7.9%
529	AMB Property Corp.	31,640
4,383	ProLogis	290,812
		322,452

	TOTAL COMMON STOCKS (Cost $4,112,325)	4,061,456

Shares	SHORT-TERM INVESTMENTS - 2.2%	Value
91,456	AIM STIT-STIC Prime Portortfolio	91,456
	TOTAL SHORT-TERM INVESTMENTS (Cost $91,456)	91,456

	TOTAL INVESTMENTS IN SECURITIES (Cost $4,203,781) - 101.4%	4,152,912
	Liabilities in Excess of Other Assets - (1.4)%	(59,223)
	NET ASSETS - 100.00%	$4,093,689

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

Cost of investments	$4,203,781

Gross unrealized appreciation	$153,398
Gross unrealized depreciation	(204,267)
Net unrealized depreciation	$(50,869)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Phocas Small Cap Value Fund
Schedule of Investments
September 30 2007 (Unaudited)

Shares	COMMON STOCKS - 98.0%	Value
	Aerospace & Defense - 3.4%
10,965	Herley Industries, Inc. (a)	$164,036
8,599	MTC Technologies, Inc. (a)	166,047
5,902	Triumph Group, Inc.	482,252
		812,335
	Auto Components - 2.3%
8,564	Aftermarket Technology Corp. (a)	271,821
5,939	Keystone Automotive Industries, Inc. (a)	283,647
		555,468
	Automobiles - 0.3%
3,266	Winnebago Industries, Inc.	77,993
	Chemicals - 3.6%
5,233	CF Industries Holdings, Inc.	397,237
7,431	Innospec, Inc.	169,278
10,173	Sensient Technologies Corp.	293,695
		860,210
	Commercial Banks - 11.3%
11,927	Banco Latinoamericano de Exportaciones S.A. (b)	216,833
13,340	Citizens Republic Bancorp, Inc.	214,907
20,331	First BanCorp	193,144
12,458	First Charter Corp.	375,858
13,823	First Commonwealth Financial Corp.	152,882
10,506	FNB United Corp.	167,886
3,318	IBERIABANK Corp.	174,693
5,604	Intervest Bancshares Corp.	138,699
14,987	National Penn Bancshares, Inc.	245,187
10,289	Republic Bancorp, Inc. - Class A	162,978
9,399	Royal Bancshares of Pennsylvania, Inc. - Class A	206,026
9,363	TCF Financial Corp.	245,123
7,900	Vineyard National Bancorp Co.	132,088
28,495	W Holding Co., Inc.	63,829
		2,690,133
	Commercial Services & Supplies - 3.1%
6,722	Jackson Hewitt Tax Service, Inc.	187,947
9,766	Korn/Ferry International (a)	161,237
8,564	Labor Ready, Inc. (a)	158,520
4,239	United Stationers, Inc. (a)	235,349
		743,053
	Commercial Supplies & Services - 1.0%
5,449	Steiner Leisure Ltd. (a)(b)	236,487
	Communications Equipment - 0.9%
18,009	Arris Group, Inc. (a)	222,411
	Construction & Engineering - 1.2%
5,228	URS Corp. (a)	295,121
	Construction Materials - 0.9%
33,220	U.S. Concrete, Inc. (a)	218,920
	Consumer Finance - 0.8%
5,042	ASTA Funding, Inc.	193,209
	Diversified Financial Services - 1.0%
19,291	Encore Capital Group, Inc. (a)	227,634
	Diversified Telecommunication Services - 0.8%
7,204	SureWest Communications	180,172
	Electric Utilities - 0.5%
4,051	Portland General Electric Co.	112,618
	Electrical Equipment - 0.9%
4,116	Preformed Line Products Co.	214,114
	Electromedical & Electrotherapeutic Apparatus - 2.0%
8,477	Cutera, Inc. (a)	222,182
11,126	Syneron Medical Ltd. (a)(b)	263,019
		485,201
	Electronic Equipment & Instruments - 3.1%
12,686	Brightpoint, Inc. (a)	190,417
3,738	ScanSource, Inc. (a)	105,075
12,167	SYNNEX Corp. (a)	250,154
6,301	Watts Water Technologies, Inc. - Class A	193,441
		739,087
	Energy Equipment & Services - 0.7%
1,761	SEACOR Holdings, Inc. (a)	167,471
	Food Products - 1.1%
9,446	Treehouse Foods, Inc. (a)	255,514
	Gas Utilities - 2.4%
6,722	Atmos Energy Corp.	190,367
5,524	Laclede Group, Inc.	178,315
4,082	New Jersey Resources Corp.	202,426
		571,108
	Health Care Equipment & Supplies - 1.1%
5,362	Orthofix International N.V. (a)(b)	262,628
	Health Care Providers & Services - 1.7%
13,140	Healthspring, Inc. (a)	256,230
7,786	Kindred Healthcare, Inc. (a)	139,448
		395,678
	Hotels, Restaurants & Leisure - 0.9%
7,525	Monarch Casino & Resort, Inc. (a)	214,086
	Industrial Conglomerates - 1.0%
14,170	Tredegar Corp.	244,432
	Information Retrieval Services - 1.8%
28,655	Greenfield Online, Inc. (a)	436,989
	Insurance - 4.0%
6,243	American Physicians Capital, Inc. (a)	243,227
6,164	Commerce Group, Inc.	181,653
9,344	Fidelity National Title Group, Inc. - Class A	163,333
6,208	Safety Insurance Group, Inc.	223,116
47,860	Scottish Re Group Ltd. (a)(b)	152,673
		964,002
	Internet Software & Services - 2.2%
7,720	Avocent Corp. (a)	224,806
25,917	Internet Capital Group, Inc. - Class A (a)	311,004
		535,810
	IT Services - 2.4%
10,893	ICF International, Inc. (a)	300,429
15,848	Perot Systems Corp. - Class A (a)	267,990
		568,419
	Leisure Equipment & Products - 1.2%
10,727	JAKKS Pacific, Inc. (a)	286,518
	Life Insurance - 1.0%
8,006	IPC Holdings, Ltd. (b)	230,973
	Machinery - 2.7%
5,692	EnPro Industries, Inc. (a)	231,095
7,666	Gehl Co. (a)	171,182
6,803	Timken Co.	252,731
		655,008
	Media - 2.1%
6,110	Corus Entertainment, Inc. - Class B (b)	290,103
7,392	Getty Images, Inc. (a)	205,793
		495,896
	Metals & Mining - 2.3%
5,763	Schnitzer Steel Industries, Inc. - Class A	422,370
12,566	USEC, Inc. (a)	128,801
		551,171
	Multi-line Retail - 0.4%
3,996	Conn's, Inc. (a)	95,464
	Multi-Utilities & Unregulated Power - 2.1%
33,623	Dynegy, Inc. - Class A (a)	310,677
3,755	Integrys Energy Group, Inc.	192,369
		503,046
	Oil & Gas Exploration & Production - 1.0%
5,711	Swift Energy Co. (a)	233,694
	Oil, Gas & Consumable Fuels - 2.5%
17,352	Mariner Energy, Inc. (a)	359,360
42,102	Meridian Resource Corp. (a)	104,413
7,764	Rosetta Resources, Inc. (a)	142,392
		606,165
	Paper & Forest Products - 0.9%
8,720	Schweitzer-Mauduit International, Inc.	203,176
	Personal Products - 3.8%
10,552	Alberto-Culver Co.	261,584
12,457	Elizabeth Arden, Inc. (a)	335,841
7,368	NBTY, Inc. (a)	299,141
		896,566
	Real Estate Investment Trusts - 9.4%
13,282	Acadia Realty Trust	360,341
2,157	Alexandria Real Estate Equities, Inc.	207,633
7,247	American Campus Communities, Inc.	212,265
10,703	Digital Realty Trust, Inc.	421,591
4,007	Equity Lifestyle Properties, Inc.	207,563
7,259	First Potomac Realty Trust	158,246
3,755	Mid-America Apartment Communities, Inc.	187,187
6,137	Nationwide Health Properties, Inc.	184,908
8,969	Republic Property Trust	131,575
7,109	Sunstone Hotel Investors, Inc.	182,275
		2,253,584
	Semiconductor & Semiconductor Equipment - 2.2%
11,927	Fairchild Semiconductor International, Inc. - Class A (a)	222,796
10,864	Microsemi Corp. (a)	302,888
		525,684
	Software - 2.2%
16,105	Corel Corp. (a)(b)	206,305
15,207	JDA Software Group, Inc. (a)	314,177
		520,482
	Textiles, Apparel & Luxury Goods - 4.8%
7,993	K-Swiss, Inc. - Class A	183,120
7,098	Liz Claiborne, Inc.	243,674
12,246	Perry Ellis International, Inc. (a)	339,337
7,364	Timberland Co. - Class A (a)	139,621
8,815	Wolverine World Wide, Inc.	241,531
		1,147,283
	Thrifts & Mortgage Finance - 3.0%
14,340	Flagstar Bancorp, Inc.	139,528
4,008	MGIC Investment Corp.	129,498
9,066	PFF Bancorp, Inc.	139,072
7,204	Provident Financial Holdings, Inc.	160,433
2,429	WSFS Financial Corp.	151,570
		720,101

	TOTAL COMMON STOCKS (Cost $22,643,981)	23,405,114

Shares	SHORT-TERM INVESTMENTS - 1.5%	Value
361,038	AIM STIT-STIC Prime Portfolio	361,038
	TOTAL SHORT-TERM INVESTMENTS (Cost $361,038)	361,038

	TOTAL INVESTMENTS IN SECURITIES (Cost $23,005,019) - 99.5%	23,766,152
	Other Assets in Excess of Liabilities - 0.5%	120,273
	NET ASSETS - 100.0%	$23,886,425

(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at September 30 2007 was as follows*:

Cost of investments	$23,005,019

Gross unrealized appreciation	$1,306,086
Gross unrealized depreciation	(544,953)
Net unrealized appreciation	$761,133

* Because tax adjustments are calculated annually the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chairman/Chief Executive Officer and President and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)*   /s/ Joe D. Redwine
Joe D. Redwine, Chairman

Date   11/13/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Joe D. Redwine
Joe D. Redwine, Chairman

Date   11/13/2007

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President & Treasurer

Date   11/14/2007

* Print the name and title of each signing officer under his or her signature.